Income taxes	12 Months Ended
Mar. 31, 2023
Income taxes
20. Income taxes
Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2021		2022		2023		2023

	(In millions)
Current tax expense	Rs.	122,087.4	Rs.	142,446.5	Rs.	156,782.9	US$	1,907.6
Deferred tax expense/ (benefit)		(8,267.3)		(9,887.3)		12,280.9		149.4
Interest on income tax refund		—		—		(2,946.4)		(35.9)

Income tax expense	Rs.	113,820.1	Rs.	132,559.2	Rs.	166,117.4	US$	2,021.1

Income tax
expense/ (benefit
) for the
fiscal
year ended March 31, 2021 was recorded (i) in retained earnings for the income tax effect of adopting ASU 2016-13 for current expected credit losses (“CECL”) in the amount of Rs. (21,016.0) million and (ii) in other comprehensive income in the amount of Rs. (8,457.8)
million. Income tax (expense)/ benefit recorded in other comprehensive income was
Rs. 15,129.2 million and Rs. 16,980.0
million for the fiscal years ended March 31, 2022 and March 31, 2023, respectively.
Income before income tax expense and income tax expense are substantially all from
India.

The following is a reconciliation of income taxes at the Indian statutory income tax rate, the income tax rate of the Bank’s country of domicile, to income tax expense as reported:

	Fiscal year ended March 31,
	2021		2022		2023		2023

	(In millions)

Income before income tax expense	Rs.	439,826.5	Rs.	519,162.2	Rs.	662,381.8	US$	8,058.9
Statutory income tax rate		25.17%		25.17%		25.17%		25.17%
Expected income tax expense		110,695.5		130,662.7		166,708.3		2,028.3
Adjustments to reconcile expected income tax to actual income tax expense
Interest on income tax refund		—		—		(2,204.9)		(26.8)
Nondeductible stock-based compensation		2,668.7		3,493.1		1,645.9		20.0
Income subject to rates other than the statutory income tax rate		—		(2,347.6)		(6.8)		(0.1)
Income exempt from i ncome taxes		(62.3)		—		—		—
Others, net		518.2		751.0		(25.1)		(0.3)

Income tax expense	Rs.	113,820.1	Rs.	132,559.2	Rs.	166,117.4	US$	2,021.1

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2022		2023		2023

	(In millions)

Tax effect of:
Deductible temporary differences:
Allowance for credit losses	Rs.	79,821.5	Rs.	74,143.7	US$	902.1
Investments AFS debt securities		6,997.0		25,117.0		305.6
Lease liabilities		19,745.8		24,578.8		299.0
Employee benefits		728.1		709.9		8.6
Accrued expenses and other liabilities		3,772.1		3,939.2		47.9
Others		2,158.9		1,520.3		18.5

Deferred tax assets		113,223.4		130,008.9		1,581.7

Taxable temporary differences:
Right-of-use assets		19,745.8		24,578.8		299.0
Loans		5,024.1		7,070.1		86.0
Investments, others		3,097.2		8,304.6		101.0
Deferred tax liabilities		27,867.1		39,953.5		486.0

Net deferred tax asset/ (liability)	Rs.	85,356.3	Rs.	90,055.4	US$	1,095.7

Management believes that the realization of the recognized deferred tax assets is more likely than not and the realization is based on a combination of reversing taxable temporary differences and expectations as to future pretax income.
The total unrecognized tax benefit as of March 31, 2022 and March 31, 2023 is Rs. 46,774.3 million and Rs. 48,792.1 million, respectively. The major income tax jurisdiction for the Bank is India. The open tax years (first assessment by the tax ing
authorities) are pending from fiscal year 2019 onwards. However, appeals filed by the Bank are pending with various local tax authorities in India for earlier tax years.

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2022		2023		2023

	(In millions)
Opening balance	Rs.	43,048.0	Rs.	46,774.3	US$	569.1
Settlements related to prior year tax positions		(1,985.0)		—		—
Increase related to current year tax positions	Rs.	5,711.3	Rs.	2,017.8	US$	24.6

Closing balance	Rs.	46,774.3	Rs.	48,792.1	US$	593.7

The Bank’s total unrecognized tax benefits, if recognized, would reduce the income tax expense by Rs. 46,774.3 million and Rs. 48,792.1 million as of March 31, 2022 and March 31, 2023, respectively, and thereby would affect the Bank’s effective tax rate. All of the Bank’s unrecognized tax benefits are presented as unrecognized refund claims.
Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as the changes would depend upon the progress of tax examinations with various tax authorities.